United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 12b-25

Notification of Late Filing

(Amendment No. 0)*

OMB Number 3234-0058	SEC File Number 0-50566	CUSIP Number 811327105
(Check one):	Form 10-K	Form 20-F	Form 11-K	√	Form 10-Q	Form 10-D	Form N-SAR
Form N-CSR
	For Period Ended:	March 31, 2009
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I - Registrant Information

SEA BREEZE POWER CORP
Full Name of Registrant

Former Name if Applicable
Lobby Mail Box 91, 14th Floor, 333 Seymour Street
Address of Principal Executive Office (Street and Number)
Vancouver, British Columbia CANADA V6B 5A6
City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

√	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As of June 2005, the Registrant no longer qualified as a foreign issuer.

The Registrant's Form 10Q, for the period ending March 31 2009, could not be filed within the prescribed time period as the Registrant and its' auditors are currently working to finalize the financial statements to US GAAP.

Part IV - Other Information

  Name and telephone number of person to contact in regard to this notification

Sam Kenny	604	689-2991
(Name)	(Area Code)	(Telephone Number)

  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

Yes	No	√
  If answer is no, identify report(s).
  During the preceding 12 months the Registrant was required to file a Form 10-K for the period ending December 31, 2008 and a Form 10Q for the period(s) ending September 30 2008, June 30 2008 and March 31 2008.

  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes	√	No
  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
  During the year ended December 31 2005, Sea Breeze Power Corp. (the "Company") changed its' accounting policy with respect to its' project development costs from capitalizing all project related costs until such time as projects commence commercial operations to expensing project related development costs until such time as final development decisions with respect to each specific project are made. After a final positive development production decision is made on a project, project related development costs will be capitalized and amortized over the expected life of the project.

  Under Canadian GAAP, this change resulted in restating $1,064,068 of pre-feasibility stage development costs being expensed for the comparative period ending December 31 2005. In addition, the change resulted in an increase in accumulated opening deficit of $8,015,682 as at January 1 2005. As the Company is listed with the Canadian TSX Venture Exchange (SBX-V) all regulatory compliance filed with www.sedar.com is stated in Canadian dollars and is under Canadian GAAP.

  For all regulatory filings with the United States Security and Exchange Commission, the Company's auditors will be conducting their audits in accordance with the standards of the United States Public Company Accounting Oversight Board. The financial statements will be stated in Canadian dollars but, as per US GAAP, the project costs will be expensed instead of being capitalized.

SEA BREEZE POWER CORP.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized

Date:	05-20-2009	By /s/	Sam Kenny	Title:	Corporate Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

Attention

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).